Note 2 - Development Stage Operations	12 Months Ended
Dec. 31, 2014
Development Stage Enterprise General Disclosures [Text Block] (Deprecated 2015-01-31) [Abstract]
Development Stage Enterprise General Disclosures [Text Block] (Deprecated 2015-01-31)

NOTE 2 – DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception through December 31, 2014, 3,092,766 shares of common stock have been issued between par value and $125.25. Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company’s product, administrative services, customer acceptance and sales and marketing strategies.